united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 09/30

Date of reporting period: 03/31/22

Item 1. Reports to Stockholders.

Deer Park Total Return Credit Fund

Class A Shares: DPFAX

Class C Shares: DPFCX

Class I Shares: DPFNX

Semi-Annual Report

March 31, 2022

www.deerparkfund.com

1-888-868-9501

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Deer Park Total Return Credit Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the period ended March 31, 2022, compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	Five Year	March 31, 2022	March 31, 2022
Class A Shares	(1.65)%	2.85%	3.26%	4.22%	5.54%	—
Class A Shares with load	(7.34)%	(3.04)%	1.23%	2.99%	4.58%	—
Class C Shares	(1.94)%	2.18%	2.50%	—	—	3.41%
Class I Shares	(1.53)%	3.10%	3.52%	4.47%	5.81%	—
Bloomberg Capital U.S. Aggregate Bond Index	(5.92)%	(4.15)%	1.69%	2.14%	2.04%	2.09%
HFRX Fixed Income - Credit Index	(5.29)%	(3.93)%	3.90%	2.60%	2.49%	2.62%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.40%, 3.15% and 2.15%, respectively, for Class A, Class C and Class I shares per the January 28, 2022 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (888) 868-9501.

**	Commencement of operations is October 16, 2015.

***	Commencement of operations is April 6, 2017.

The Bloomberg Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market. Investors cannot invest directly in the index.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

The Fund’s top asset classes and industry sectors as of March 31, 2022, are as follows:

Percent of
Portfolio Composition:	Net Assets
Non-Agency Mortgage Backed Securities	97.2%
Short Term Investment	2.5%
Agency Mortgage Backed Securities	1.4%
Liabilities in Excess of Other Assets +	(1.1)%
100.0%

+	Includes Reverse Repurchase Agreements

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	AGENCY MORTGAGE BACKED SECURITIES — 1.4%
193,174	Fannie Mae REMICS(a),(b)	US0001M + 6.580%	6.1230	08/25/41	$2,952
1,345,367	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.5930	08/25/42	218,201
5,365,410	Fannie Mae REMICS(a),(b)	US0001M + 6.100%	5.6430	01/25/43	981,010
5,016,838	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.5930	03/25/47	864,913
3,044,576	Fannie Mae REMICS(a),(b)	US0001M + 6.050%	5.5930	03/25/47	463,078
2,899,353	Fannie Mae REMICS(a),(b)	US0001M + 6.150%	5.6930	09/25/47	489,096
2,422,914	Fannie Mae REMICS(a),(b)	US0001M + 6.200%	5.7430	09/25/48	376,992
2,649,017	Freddie Mac Military Housing Bonds(c),(d)		5.9400	11/25/52	2,545,721
841,604	Freddie Mac REMICS(a),(b)	US0001M + 6.700%	6.3030	02/15/42	110,261
4,428,067	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	5.7030	12/15/44	656,340
250,964	Freddie Mac REMICS(a),(b)	US0001M + 6.000%	5.6030	05/15/46	39,336
2,211,581	Freddie Mac REMICS(a),(b)	US0001M + 6.100%	5.7030	05/15/47	382,980
4,609,235	Freddie Mac REMICS(a),(b)	US0001M + 6.150%	5.7530	09/15/47	758,475
1,611,558	Freddie Mac REMICS(a),(b)	US0001M + 6.200%	5.8030	05/15/48	221,819
3,197,055	Government National Mortgage Association(b),(d)		1.5900	03/16/47	46,412
12,932,110	Government National Mortgage Association(a),(b)	US0001M + 3.430%	2.9810	09/20/49	787,475
4,843,798	Government National Mortgage Association(b),(d)		0.5030	02/16/51	65,145
3,605,371	Government National Mortgage Association(b),(d)		0.5480	08/16/51	69,485
18,568,418	Government National Mortgage Association(b),(d)		0.3330	11/16/52	121,655
1,163,169	Government National Mortgage Association(b),(d)		0.5470	05/16/57	40,412
	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $18,476,937)				9,241,758

	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2%
176,034	ABFC 2004-OPT1 Trust(a)	US0001M + 5.250%	5.7070	12/25/32	205,644
1,058,228	ABFC 2004-OPT3 Trust(a)	US0001M + 0.750%	1.2070	09/25/33	1,049,930
481,733	ABFC 2004-OPT4 Trust(a)	US0001M + 2.175%	2.6320	08/25/33	471,197
562,272	Accredited Mortgage Loan Trust 2005-3(a)	US0001M + 0.700%	1.5070	09/25/35	453,497
114,000	Accredited Mortgage Loan Trust 2005-4(a)	US0001M + 0.460%	0.9170	12/25/35	96,274
338,700	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.7070	11/25/32	336,929
158,351	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.7070	07/25/33	151,517
515,762	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.7070	11/25/33	532,477
46,986	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.575%	2.0320	04/25/34	46,725
344,244	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.000%	3.4570	04/25/34	336,646
245,351	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.375%	3.8320	04/25/34	232,426
73,566	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 5.250%	5.7070	04/25/34	70,059

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
1,297,945	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.395%	1.8520	01/25/35	$1,491,595
1,291,069	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 3.500%	3.9570	05/25/35	1,303,799
63,844	Adjustable Rate Mortgage Trust 2005-4(d)		2.8040	08/25/35	63,041
2,110,337	Adjustable Rate Mortgage Trust 2007-1(a)	US0001M + 0.300%	0.7570	03/25/37	2,364,853
372,476	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.330%	2.7870	04/25/34	367,275
209,021	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.780%	3.2370	04/25/34	205,859
1,193,603	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 2.850%	3.3070	09/25/34	1,214,809
691,799	AFC Home Equity Loan Trust(a)	US0001M + 0.810%	1.2670	06/25/29	517,689
160,798	Alternative Loan Trust 2003-4CB(d)		6.1350	04/25/33	83,570
106,009	Alternative Loan Trust 2003-J2		6.0000	10/25/33	89,631
706,071	Alternative Loan Trust 2004-8CB(a)	US0001M + 2.850%	3.3070	06/25/34	867,168
395,244	Alternative Loan Trust 2005-22T1(a),(b)	US0001M + 5.070%	4.6130	06/25/35	43,553
30,285	Alternative Loan Trust 2005-24(a)	12MTA + 1.310%	1.4510	07/20/35	4,503
31,686	Alternative Loan Trust 2005-36(d)		2.8460	05/25/33	5,447
662,420	Alternative Loan Trust 2005-45(a)	12MTA + 2.050%	2.1910	10/20/35	518,942
1,269,754	Alternative Loan Trust 2005-50CB		6.0000	11/25/35	686,745
406,716	Alternative Loan Trust 2005-56(a)	US0001M + 0.640%	1.0970	11/25/35	354,914
3,356,297	Alternative Loan Trust 2005-56(a)	US0001M + 1.160%	1.6170	11/25/35	2,202,723
1,778,467	Alternative Loan Trust 2005-61(a)	US0001M + 0.840%	1.2970	12/25/35	1,575,115
693,928	Alternative Loan Trust 2005-65CB		5.5000	12/25/35	600,930
492,776	Alternative Loan Trust 2005-65CB(a)	US0001M + 0.750%	1.2070	01/25/36	343,683
1,811,744	Alternative Loan Trust 2006-32CB(a),(b)	US0001M + 5.270%	4.8130	11/25/36	253,107
505,160	Alternative Loan Trust 2006-36T2(a)	US0001M + 0.900%	1.3570	12/25/36	161,864
216,346	Alternative Loan Trust 2006-HY10(d)		2.9000	05/25/36	201,257
294,588	Alternative Loan Trust 2006-J3		4.7500	12/25/22	257,226
178,329	Alternative Loan Trust 2006-J5		6.5000	09/25/36	100,498
6,059,938	Alternative Loan Trust 2006-OA10(b),(e)		2.0170	08/25/46	171,193
25,098,061	Alternative Loan Trust 2006-OA10(b),(e)		2.5370	08/25/46	930,478
1,047,087	Alternative Loan Trust 2006-OA11(a)	US0001M + 0.380%	0.8370	09/25/46	1,027,615
1,422,572	Alternative Loan Trust 2006-OA12(a)	US0001M + 0.210%	0.6590	09/20/46	1,164,489
15,342,529	Alternative Loan Trust 2006-OA14(b),(d)		1.9670	11/25/46	476,221
5,838,430	Alternative Loan Trust 2006-OA17(b),(d)		1.6380	12/20/46	364,021
269,767	Alternative Loan Trust 2006-OA19(a)	US0001M + 0.180%	0.6290	02/20/47	220,616
42,940,000	Alternative Loan Trust 2006-OA2(b),(d)		2.7400	05/20/46	3,551,400
2,354,226	Alternative Loan Trust 2006-OA7(a)	12MTA + 0.940%	1.0810	06/25/46	2,086,708

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
8,309	Alternative Loan Trust 2006-OC6(a)	US0001M + 0.320%	0.7770	07/25/36	$8,818
168,491	Alternative Loan Trust Resecuritization 2006-22R		6.2500	05/25/36	123,821
1,245,589	American Home Mortgage Assets Trust 2005-1(a)	US0001M + 0.660%	1.1170	11/25/35	1,070,936
562,559	American Home Mortgage Assets Trust 2006-1(a)	US0001M + 0.190%	0.6470	05/25/46	526,968
223,177	American Home Mortgage Assets Trust 2006-2(a)	12MTA + 0.960%	1.1010	09/25/46	217,935
821,791	American Home Mortgage Assets Trust 2006-4(a)	US0001M + 0.210%	0.6670	10/25/46	510,902
175,117	American Home Mortgage Assets Trust 2007-5(a)	US0001M + 0.190%	0.8370	06/25/47	164,634
19,548	American Home Mortgage Investment Trust 2004-2(a)	US0012M + 1.500%	2.8310	02/25/44	20,729
3,267,718	American Home Mortgage Investment Trust 2005-4(a)	US0001M + 0.760%	1.2170	11/25/45	3,533,461
528,516	American Home Mortgage Investment Trust 2006-3(a)	US0001M + 0.460%	0.9170	12/25/46	580,357
4,383,175	American Home Mortgage Investment Trust 2007-2(a)	US0001M + 0.540%	0.9970	03/25/37	1,972,541
3,157,162	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 3.225%	3.6820	08/25/32	3,182,826
675,141	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 4.875%	5.3320	12/25/33	697,907
1,322,847	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.760%	3.2170	05/25/34	1,262,616
1,622,090	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	2.5570	11/25/34	1,563,014
2,199,781	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.680%	2.1370	01/25/35	2,151,853
3,580,806	Ameriquest Mortgage Securities Inc Asset Backed(a)	US0001M + 1.155%	1.6120	01/25/36	4,550,416
160,450	Amortizing Residential Collateral Trust(a)	US0001M + 0.550%	1.2820	08/25/31	182,082
1,171,717	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 1.200%	1.6570	10/25/31	1,145,061
239,850	Amortizing Residential Collateral Trust 2001-BC6(a)	US0001M + 2.025%	2.4820	10/25/31	248,465
135,629	Amortizing Residential Collateral Trust 2002-BC5(a)	US0001M + 1.800%	2.2570	07/25/32	134,067
335,922	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 2.775%	3.2320	01/25/34	324,965
297,968	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.150%	0.6070	09/25/36	120,398
31,148	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 2.100%	2.5570	06/25/34	31,399
270,798	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 4.125%	4.5820	06/25/34	291,587
363,287	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.800%	2.2570	12/25/34	393,875
199,370	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.230%	1.6870	02/25/35	196,998
789,553	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.875%	2.3320	02/25/35	1,008,848
5,406,987	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 0.230%	0.6870	11/25/36	5,339,129
1,075,021	Banc of America Alternative Loan Trust 2006-5(b)		6.0000	06/25/46	131,946
1,791,470	Banc of America Alternative Loan Trust 2006-6(b)		6.0000	07/25/46	228,236
212,482	Banc of America Alternative Loan Trust 2006-8(a),(b)	US0001M + 786.000%	6.0000	11/25/36	38,986
465,846	Banc of America Alternative Loan Trust 2006-8(b)		6.0000	11/25/46	98,387
2,841,287	Banc of America Funding 2005-C Trust(a)	US0001M + 0.650%	1.0990	05/20/35	2,766,594
75,794	Banc of America Funding 2005-F Trust(a)	US0001M + 0.620%	1.0690	09/20/35	59,701

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
84,085	Banc of America Funding 2005-F Trust(d)		2.5830	09/20/35	$78,893
1,528,817	Banc of America Funding 2006-D Trust(a)	US0001M + 0.560%	1.0090	05/20/36	602,695
520,435	Banc of America Mortgage 2007-1 Trust(b)		6.0000	01/25/37	80,152
18,729,314	BANK 2017-BNK6(b),(c),(d)		1.5000	07/15/60	1,082,519
146,776	Bayview Commercial Asset Trust 2003-2(a),(c)	US0001M + 3.225%	3.6820	12/25/33	147,900
84,793	Bayview Commercial Asset Trust 2004-3(a),(c)	US0001M + 2.400%	2.8570	01/25/35	84,921
423,716	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.720%	1.1770	08/25/35	402,537
550,757	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.915%	1.3720	08/25/35	523,276
112,491	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.930%	1.3870	08/25/35	106,603
112,491	Bayview Commercial Asset Trust 2005-2(a),(c)	US0001M + 0.990%	1.4470	08/25/35	106,482
632,421	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.660%	1.1170	11/25/35	580,703
43,558	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.735%	1.1920	11/25/35	39,899
402,444	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.765%	1.2220	11/25/35	367,707
48,607	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 0.900%	1.3570	11/25/35	44,487
895,451	Bayview Commercial Asset Trust 2005-3(a),(c)	US0001M + 1.650%	2.1070	11/25/35	832,070
333,917	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.750%	1.2070	01/25/36	307,797
171,028	Bayview Commercial Asset Trust 2005-4(a),(c)	US0001M + 0.915%	1.3720	01/25/36	158,028
24,014	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.570%	1.0270	04/25/36	22,439
25,372	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.600%	1.0570	04/25/36	23,537
12,371	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.780%	1.2370	04/25/36	11,373
12,007	Bayview Commercial Asset Trust 2006-1(a),(c)	US0001M + 0.840%	1.2970	04/25/36	11,039
163,638	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.465%	0.9220	07/25/36	154,363
47,686	Bayview Commercial Asset Trust 2006-2(a),(c)	US0001M + 0.525%	0.9820	07/25/36	44,669
1,006,191	Bayview Commercial Asset Trust 2006-4(a),(c)	US0001M + 0.435%	0.8920	12/25/36	935,336
4,000,000	Bayview Commercial Asset Trust 2006-SP1(a),(c)	US0001M + 3.375%	3.8320	04/25/36	3,542,940
1,008,140	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.330%	0.9520	01/25/37	941,591
1,547,898	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.470%	1.1620	01/25/37	1,448,251
480,405	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.490%	1.1920	01/25/37	448,600
516,088	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 0.560%	1.2970	01/25/37	482,075
1,058,470	Bayview Commercial Asset Trust 2006-SP2(a),(c)	US0001M + 1.200%	2.2570	01/25/37	1,761,868
354,264	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.290%	0.7470	03/25/37	330,111
271,603	Bayview Commercial Asset Trust 2007-1(a),(c)	US0001M + 0.320%	0.7770	03/25/37	245,767
1,314,016	Bayview Commercial Asset Trust 2007-2(a),(c)	US0001M + 0.320%	0.7770	07/25/37	1,229,698
1,693,689	Bayview Commercial Asset Trust 2007-4(a),(c)	US0001M + 0.550%	1.0070	09/25/37	2,392,391
12,809,251	Bayview Commercial Asset Trust 2007-5(a),(c)	US0001M + 1.500%	1.9570	10/25/37	9,540,005

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
635,964	Bayview Financial Acquisition Trust(e)		6.5960	12/28/36	$670,227
2,430,000	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 2.025%	1.7970	06/28/44	2,320,604
4,756,909	Bayview Financial Mortgage Pass-Through Trust(a)	US0001M + 5.250%	5.6970	08/28/44	4,991,423
575,442	BCAP, LLC 2008-RR3 Trust(c),(d)		6.6680	10/25/36	268,935
1,715,545	BCAP, LLC 2009-RR4 Trust(c),(d)		6.5000	06/26/37	630,091
477,618	BCAP, LLC Trust 2006-AA2(a)	US0001M + 0.170%	0.7970	01/25/37	451,785
302,670	BCMSC Trust 2001-A(d)		8.2650	12/15/30	105,522
1,058,273	Bear Stearns ALT-A Trust 2003-5(d)		2.5330	12/25/33	1,026,283
306,844	Bear Stearns ALT-A Trust 2003-6(d)		2.8420	01/25/34	173,669
2,125,392	Bear Stearns ALT-A Trust 2005-10(a)	US0001M + 0.500%	0.9570	01/25/36	3,125,355
1,424,279	Bear Stearns ALT-A Trust 2005-3(d)		2.7710	04/25/35	1,301,147
242,729	Bear Stearns ALT-A Trust 2005-7(d)		2.8680	09/25/35	123,202
1,449,689	Bear Stearns ALT-A Trust 2006-4(d)		3.0750	08/25/36	1,121,127
441,975	Bear Stearns ALT-A Trust 2007-2(a)	US0001M + 0.340%	0.7970	04/25/37	428,175
137,702	Bear Stearns ARM Trust 2004-6(d)		3.4290	09/25/34	133,683
88,927	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	75,563
365,151	Bear Stearns ARM Trust 2005-12(d)		3.2730	02/25/36	358,839
90,245	Bear Stearns ARM Trust 2007-4(d)		3.2540	06/25/47	88,750
293,321	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	3.3070	06/25/34	279,127
112,763	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 4.125%	4.5820	08/25/34	83,429
182,516	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 5.625%	6.0820	08/25/34	181,741
587,353	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.100%	2.5570	09/25/34	580,356
618,958	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	3.0820	09/25/34	628,088
542,598	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	3.1570	09/25/34	538,303
912,695	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.850%	3.3070	09/25/34	888,407
40,589	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.400%	0.8570	10/25/34	39,652
708,000	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 6.000%	6.4570	10/25/34	758,560
376,471	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.625%	3.0820	11/25/34	349,405
306,463	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.700%	3.1570	12/25/34	313,527
1,084,829	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.140%	0.5970	12/25/36	1,755,479
69,890	Bear Stearns Asset Backed Securities Trust(e)		7.9100	10/25/29	72,914
190,419	Bear Stearns Asset Backed Securities Trust(e)		8.2200	10/25/29	250,231
253,405	Bear Stearns Asset Backed Securities Trust(e)		5.6580	09/25/33	230,174
65,730	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	5.3320	10/25/33	72,672
51,790	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.650%	3.1070	11/25/33	19,798

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
86,246	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.850%	3.3070	01/25/34	$83,441
73,148	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.375%	3.8320	01/25/34	80,289
112,358	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 6.000%	6.0630	02/25/34	115,525
29,154	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 2.625%	3.0820	03/25/34	31,139
514,705	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 4.875%	5.3320	03/25/34	557,297
83,612	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 1.875%	2.3320	07/25/34	83,857
51,739	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 5.625%	6.0820	07/25/34	51,959
35,246	Bear Stearns Asset Backed Securities Trust(e)		5.5000	12/25/42	9,820
1,016,463	Bear Stearns Asset Backed Securities Trust(a)	US0001M + 3.750%	4.2070	12/25/44	1,046,589
88,755	Bear Stearns Asset Backed Securities Trust		6.0000	09/25/46	84,649
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2(a)	US0001M + 3.750%	4.2070	07/25/36	3,038,627
1,692,317	Bear Stearns Mortgage Funding Trust 2006-AR1(a)	US0001M + 0.520%	0.9770	08/25/36	2,254,352
367,541	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.160%	0.6170	12/25/46	357,157
3,077,874	Bear Stearns Mortgage Funding Trust 2006-AR5(a)	US0001M + 0.210%	0.6670	12/25/46	3,949,133
2,874,717	Bear Stearns Mortgage Funding Trust 2007-AR1(a)	US0001M + 0.210%	0.6670	01/25/37	3,487,667
175,680	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.140%	0.5970	03/25/37	166,261
2,304,999	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.180%	0.6370	03/25/37	3,330,908
2,018,351	Bear Stearns Mortgage Funding Trust 2007-AR3(a)	US0001M + 0.190%	0.6470	04/25/37	2,947,978
28,654	Bear Stearns Mortgage Funding Trust 2007-SL1(a)	US0001M + 0.320%	0.7770	03/25/37	28,426
676,284	Business Loan Express Business Loan Trust 2007-A(a),(c)	US0001M + 1.100%	1.5490	10/20/40	564,178
3,450,000	BXP Trust 2017-CQHP(a),(c)	US0001M + 3.000%	3.3970	11/15/34	3,247,389
5,185,701	Carrington Mortgage Loan Trust Series 2005-FRE1(a)	US0001M + 0.930%	1.3870	12/25/35	4,543,905
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1(a)	US0001M + 1.170%	1.6270	02/25/35	1,221,671
887,951	CBA Commercial Small Balance Commercial Mortgage(c),(e)		6.0400	01/25/39	827,750
445,929	C-BASS 2007-CB1 TRUST(a)	US0001M + 0.070%	0.5270	01/25/37	172,199
863,045	C-BASS 2007-CB1 TRUST(e)		5.7210	01/25/37	360,696
2,363,525	C-BASS 2007-CB1 TRUST(e)		5.8350	01/25/37	987,571
792,273	CDC Mortgage Capital Trust 2003-HE2(a)	US0001M + 2.850%	3.3070	10/25/33	784,231
4,845	CDC Mortgage Capital Trust 2003-HE3(a)	US0001M + 2.625%	3.0820	11/25/33	4,852
1,192,521	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 0.855%	1.3120	06/25/34	1,530,782
581,470	CDC Mortgage Capital Trust 2004-HE1(a)	US0001M + 1.800%	2.2570	06/25/34	632,324
589,552	CDC Mortgage Capital Trust 2004-HE3(a)	US0001M + 1.800%	2.2570	11/25/34	596,849
310,885	Centex Home Equity Loan Trust 2001-b(e)		6.8300	07/25/32	280,241
66,078	Centex Home Equity Loan Trust 2003-A(a)	US0001M + 1.730%	2.1870	03/25/33	64,219
710,706	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 1.575%	2.0320	03/25/34	680,144

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
226,428	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.035%	1.4920	09/25/34	$229,509
42,090	Centex Home Equity Loan Trust 2004-D(a)	US0001M + 1.500%	1.9570	09/25/34	44,431
2,500,000	CFCRE Commercial Mortgage Trust 2016-C6(c),(d)		4.1960	11/10/49	2,149,446
3,050,000	CFCRE Commercial Mortgage Trust 2016-C7(c),(d)		4.4020	12/10/54	2,576,757
253,097	Chase Funding Trust Series 2003-1(a)	US0001M + 0.660%	1.1170	11/25/32	250,668
117,890	Chase Funding Trust Series 2003-3		4.8850	05/25/32	85,767
452,405	Chase Mortgage Finance Trust Series 2005-S3		5.5000	11/25/35	403,197
68,764	Chase Mortgage Finance Trust Series 2007-A1(d)		2.4620	02/25/37	70,588
27,247	Chase Mortgage Finance Trust Series 2007-A1(d)		2.5480	02/25/37	26,151
668,273	ChaseFlex Trust Multi-Class Mortgage Pass-Through(a)	US0001M + 0.230%	0.6870	08/25/37	598,986
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust(c),(d)		6.8860	03/25/49	1,474,073
968,233	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		0.6590	10/25/34	913,053
48,849	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.320%	0.7770	05/25/35	48,743
637,001	Chevy Chase Funding, LLC Mortgage-Backed(c),(d)		0.6590	10/25/35	485,086
524,425	Chevy Chase Funding, LLC Mortgage-Backed(a),(c)	US0001M + 0.180%	0.6370	05/25/48	339,914
486,625	CHL Mortgage Pass-Through Trust 2003-48(d)		2.3920	10/25/33	340,664
350,813	CHL Mortgage Pass-Through Trust 2003-58(d)		2.4130	02/19/34	337,649
35,469	CHL Mortgage Pass-Through Trust 2004-25(a)	US0001M + 0.780%	1.2370	02/25/35	30,273
6,294,015	CHL Mortgage Pass-Through Trust 2004-29(b),(d)		2.0760	02/25/35	177,226
24,836	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.270%	0.7270	04/25/35	23,684
350,734	CHL Mortgage Pass-Through Trust 2005-11(a)	US0001M + 0.320%	0.7770	04/25/35	199,401
50,473	CHL Mortgage Pass-Through Trust 2005-11(d)		2.5310	04/25/35	40,988
267,862	CHL Mortgage Pass-Through Trust 2005-14		5.5000	07/25/35	132,402
354,325	CHL Mortgage Pass-Through Trust 2005-2(a)	US0001M + 0.680%	1.1370	03/25/35	328,908
98,850	CHL Mortgage Pass-Through Trust 2006-HYB3(d)		3.0510	05/20/36	96,455
87,298	CHL Mortgage Pass-Through Trust 2007-HYB2(d)		2.6740	02/25/47	84,421
267,290	CHL Mortgage Pass-Through Trust 2007-J3		6.0000	07/25/37	156,548
3,118,027	CIT Home Equity Loan Trust 2002-2(e)		6.4900	02/25/31	3,161,979
88,633	Citicorp Mortgage Securities Trust Series 2006-4		6.0000	08/25/36	59,018
35,599	Citicorp Mortgage Securities Trust Series 2007-7(f)		—	08/25/37	26,612
4,339,141	Citicorp Residential Mortgage Trust Series 2006-1(e)		4.7460	07/25/36	3,203,997
1,266,892	Citicorp Residential Mortgage Trust Series 2006-2(e)		5.9960	09/25/36	567,221
3,500,000	Citigroup Commercial Mortgage Trust 2014-GC21(c),(d)		3.5880	05/10/47	2,694,494
40,297,861	Citigroup Commercial Mortgage Trust 2015-GC27(b),(c),(d)		1.4220	02/10/48	1,292,554
3,000,000	Citigroup Commercial Mortgage Trust 2015-GC35		3.2360	11/10/48	2,167,383

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
152,723	Citigroup Global Markets Mortgage Securities VII,		7.0000	12/25/27	$104,240
415,011	Citigroup Global Markets Mortgage Securities VII,(a)	US0001M + 1.350%	1.8070	01/25/32	419,507
48,435	Citigroup Mortgage Loan Trust 2004-HYB2(d)		2.4230	03/25/34	48,806
179,594	Citigroup Mortgage Loan Trust 2005-3(d)		2.7700	08/25/35	150,973
96,361	Citigroup Mortgage Loan Trust 2006-AR1(a)	H15T1Y + 2.400%	2.4900	03/25/36	93,752
79,555	Citigroup Mortgage Loan Trust 2007-10(d)		3.1400	09/25/37	75,341
1,888,171	Citigroup Mortgage Loan Trust 2007-AHL2(a)	US0001M + 0.070%	0.5270	05/25/37	1,486,119
252,286	Citigroup Mortgage Loan Trust 2007-AHL3(a),(c)	US0001M + 0.170%	0.6270	05/25/37	228,462
86,457	Citigroup Mortgage Loan Trust 2007-AMC2(a)	US0001M + 0.080%	0.5370	01/25/37	71,911
53,734	Citigroup Mortgage Loan Trust 2007-AR8(d)		2.9920	07/25/37	49,943
347,782	Citigroup Mortgage Loan Trust 2007-OPX1(e)		6.3330	01/25/37	189,277
108,207	Citigroup Mortgage Loan Trust, Inc.(d)		2.1790	02/25/34	110,450
365,369	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.095%	1.5520	02/25/35	365,244
1,321,934	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	2.3320	08/25/35	1,528,608
4,042,218	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.975%	1.4320	10/25/35	2,682,276
508,034	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 0.260%	0.7170	11/25/35	450,371
73,192	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	01/25/37	71,164
1,327,526	CitiMortgage Alternative Loan Trust Series 2007-A4		5.7500	04/25/37	1,275,607
3,554,539	CitiMortgage Alternative Loan Trust Series 2007-A6(a),(b)	US0001M + 5.400%	4.9430	06/25/37	343,747
1,860,000	COMM 2012-LC4 Mortgage Trust(d)		5.4670	12/10/44	1,845,246
918,000	COMM 2013-CCRE7 Mortgage Trust(c),(d)		4.3890	03/10/46	860,620
1,300,000	COMM 2014-LC17 Mortgage Trust(c)		3.1140	10/10/47	1,085,425
1,601,730	Conseco Finance Corporation(d)		7.9500	11/15/26	1,561,557
186,410	Conseco Finance Corporation(d)		7.5400	06/15/28	192,419
2,756,838	Conseco Finance Corporation(d)		6.5600	11/01/28	2,430,105
3,322,930	Conseco Finance Corporation(d)		6.8300	04/01/30	3,136,610
575,769	Conseco Finance Corporation/Old(a)	US0001M + 5.250%	5.6470	04/15/32	583,838
612,210	Conseco Finance Home Equity Loan Trust 2002-B(a)	US0001M + 5.250%	5.6470	05/15/33	622,088
858,994	Conseco Finance Securitizations Corporation(d)		7.6900	03/01/31	793,167
3,000,000	Conseco Finance Securitizations Corporation(d)		9.5460	12/01/33	3,029,031
1,011,484	Conseco Finance Securitizations Corporation(d)		9.7880	12/01/33	50,893
5,462	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 3.375%	3.8320	03/25/32	7,017
1,084,194	Countrywide Asset-Backed Certificates(a)	US0001M + 0.900%	1.3570	05/25/32	1,061,278
558,011	Countrywide Asset-Backed Certificates(a)	US0001M + 2.250%	2.7070	11/25/32	560,662
198,265	Countrywide Asset-Backed Certificates(a)	US0001M + 2.550%	3.0070	04/25/33	198,294

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
792,022	Countrywide Asset-Backed Certificates(a)	US0001M + 1.020%	1.4770	09/25/33	$739,871
47,508	Countrywide Asset-Backed Certificates(a)	US0001M + 1.950%	2.4070	03/25/34	47,122
200,272	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	2.3320	04/25/34	196,022
506,367	Countrywide Asset-Backed Certificates(a)	US0001M + 1.875%	2.3320	10/25/34	482,192
1,133,380	Countrywide Asset-Backed Certificates(a)	US0001M + 4.200%	4.6570	12/25/34	1,211,617
166,162	Countrywide Asset-Backed Certificates(a)	US0001M + 0.500%	0.9570	03/25/36	168,525
2,871,006	Countrywide Asset-Backed Certificates(a)	US0001M + 0.975%	1.4320	04/25/36	2,487,105
1,589,667	Countrywide Asset-Backed Certificates(a)	US0001M + 0.615%	1.0720	07/25/36	1,645,214
407,549	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	0.7170	12/25/36	381,231
2,437,896	Countrywide Asset-Backed Certificates(a)	US0001M + 0.280%	0.7370	03/25/37	2,501,845
131,420	Countrywide Asset-Backed Certificates(a)	US0001M + 0.140%	0.5970	05/25/37	126,873
232,829	Countrywide Asset-Backed Certificates(a)	US0001M + 0.230%	0.6870	05/25/37	227,878
948,214	Countrywide Asset-Backed Certificates(a),(c)	US0001M + 0.900%	1.3570	03/25/47	845,802
266,316	Credit Suisse First Boston Mortgage Securities(d)		3.0370	06/25/32	273,855
97,972	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.000%	2.4570	10/25/32	96,622
1,237,212	Credit Suisse First Boston Mortgage Securities(d)		6.6790	02/25/33	1,058,447
94,217	Credit Suisse First Boston Mortgage Securities(d)		2.2290	03/25/33	92,802
803,890	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 2.100%	2.5570	02/25/34	836,918
114,483	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.250%	3.7070	04/25/34	111,591
1,112,518	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.150%	1.6070	11/25/34	1,005,540
610,320	Credit Suisse First Boston Mortgage Securities		5.5000	02/25/35	593,512
928,113	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.950%	2.4070	04/25/32	923,600
573,151	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.4570	05/25/32	592,558
100,676	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 1.425%	1.8820	01/25/33	99,611
108,178	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 3.000%	3.4570	03/25/34	111,028
145,075	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 4.875%	3.7620	03/25/34	200,256
221,578	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 3.750%	3.7620	03/25/34	231,467
108,186	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.700%	3.1570	07/25/35	106,562
36,780	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.795%	1.2520	12/25/35	36,538
1,367,269	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 1.050%	1.5070	07/25/36	1,354,050
445,000	Credit-Based Asset Servicing and Securitization,(e)		6.1140	04/25/37	353,997
924,377	Credit-Based Asset Servicing and Securitization,(a),(c)	US0001M + 0.340%	0.7970	07/25/37	711,073
1,000,000	Csail 2015-C2 Commercial Mortgage Trust Series 2015-C2 D(d)		4.1870	06/15/57	779,847
621,553	CSFB Mortgage-Backed Trust Series 2004-7(d)		5.9390	11/25/34	391,112
132,574	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7260	07/25/35	101,463

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
2,651,473	CWABS Asset-Backed Certificates Trust 2005-1(d)		4.7260	07/25/35	$2,564,026
1,883,000	CWABS Asset-Backed Certificates Trust 2005-4(d)		5.2360	07/25/35	1,543,467
1,677,819	CWABS Inc Asset-Backed Certificates Trust 2004-4(a)	US0001M + 4.500%	4.9570	08/25/33	1,724,037
36,231	CWABS Inc Asset-Backed Certificates Trust 2004-5(a)	US0001M + 0.855%	1.3120	08/25/34	36,021
974,314	CWHEQ Revolving Home Equity Loan Trust Series(a),(c)	US0001M + 0.180%	0.5770	05/15/35	960,055
273,631	CWHEQ Revolving Home Equity Loan Trust Series(a)	US0001M + 0.200%	0.5970	05/15/36	262,006
145,225	Delta Funding Home Equity Loan Trust 1999-3(e)		8.1000	01/15/30	107,619
99,715	Deutsche Alt-A Securities Inc Mortgage Loan Trust(d)		5.5000	11/25/35	134,300
692,125	Deutsche Alt-A Securities Mortgage Loan Trust		6.0000	10/25/22	614,438
1,201,818	Deutsche Alt-A Securities Mortgage Loan Trust(a)	US0001M + 0.400%	0.8570	08/25/47	900,638
2,295,502	Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1(e)		5.1700	12/25/33	2,155,796
953,784	Deutsche Mortgage Securities Inc REMIC Trust(a),(c)	US0001M + 0.250%	0.6990	05/28/37	385,655
14,923	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.650%	2.0990	08/25/35	13,713
309,261	DSLA Mortgage Loan Trust 2004-AR3(a)	US0001M + 1.875%	2.3240	07/19/44	170,068
15,641	DSLA Mortgage Loan Trust 2005-AR1(a)	US0001M + 0.660%	1.1090	02/19/45	997
3,210,279	DSLA Mortgage Loan Trust 2007-AR1(a)	US0001M + 0.180%	0.6290	04/19/47	3,858,947
984,536	EMC Mortgage Loan Trust 2002-A(a),(c)	US0001M + 2.550%	3.0070	05/25/39	972,645
2,884,610	Equifirst Loan Securitization Trust 2007-1(a)	US0001M + 0.280%	0.7370	04/25/37	5,888,474
439,548	EquiFirst Mortgage Loan Trust 2004-3(a)	US0001M + 3.900%	4.3570	12/25/34	420,236
850,860	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	2.2570	04/25/35	838,639
652,978	Equity One Mortgage Pass-Through Trust 2004-3(e)		4.0340	07/25/34	580,453
148,214	Fannie Mae REMIC Trust 2003-W1(d)		2.8080	12/25/42	121,971
451,552	Finance America Mortgage Loan Trust 2004-1(a)	US0001M + 2.175%	2.6320	06/25/34	429,562
231,188	Finance America Mortgage Loan Trust 2004-2(a)	US0001M + 0.900%	1.3570	08/25/34	226,223
640,958	First Franklin Mortgage Loan Trust 2002-FF4(a)	US0001M + 1.575%	2.0320	02/25/33	583,058
37,557	First Franklin Mortgage Loan Trust 2002-FFA(a)	US0001M + 2.000%	2.4570	09/25/32	40,875
274,113	First Franklin Mortgage Loan Trust 2003-FF4(a)	US0001M + 2.475%	2.9320	10/25/33	263,382
891,503	First Franklin Mortgage Loan Trust 2003-FFH1(a)	US0001M + 2.625%	3.0820	09/25/33	911,178
2,808,873	First Franklin Mortgage Loan Trust 2003-FFH2(a)	US0001M + 2.370%	2.8270	02/25/34	3,117,258
2,593,694	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	2.7820	05/25/34	2,406,704
429,595	First Franklin Mortgage Loan Trust 2004-FF5(a)	US0001M + 2.400%	2.8570	08/25/34	424,845
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7(a)	US0001M + 2.175%	2.6320	09/25/34	1,185,385
943,370	First Franklin Mortgage Loan Trust 2004-FF7(e)		5.5000	09/25/34	952,608
913,553	First Franklin Mortgage Loan Trust 2004-FFH4(a)	US0001M + 2.700%	3.1570	01/25/35	942,639
5,145,950	First Franklin Mortgage Loan Trust 2005-FF9(a)	US0001M + 0.810%	1.2670	10/25/35	5,961,464

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
4,610,791	First Franklin Mortgage Loan Trust 2006-FF10(a)	US0001M + 0.270%	0.7270	07/25/36	$7,263,033
4,243,513	First Franklin Mortgage Loan Trust 2006-FF11(a)	US0001M + 0.375%	0.8320	08/25/36	4,677,854
4,437,906	First NLC Trust 2005-1(a)	US0001M + 0.645%	1.1020	05/25/35	4,112,003
1,247,423	First NLC Trust 2007-1(a),(c)	US0001M + 0.280%	0.7370	08/25/37	788,919
60,628	Fremont Home Loan Trust 2004-B(a)	US0001M + 2.325%	2.7820	05/25/34	63,641
113,188	Fremont Home Loan Trust 2004-C(a)	US0001M + 1.725%	2.1820	08/25/34	110,000
400,206	GE Capital Mortgage Funding Corp 1999-HE3 Trust(d)		7.7750	10/25/29	405,168
101,382	GE Capital Mortgage Services Inc 1999-HE2 Trust(d)		7.9050	07/25/29	54,606
1,575,714	Global Mortgage Securitization Ltd.(c)		5.2500	04/25/32	1,472,844
540,988	GMACM Home Equity Loan Trust 2006-HE1(a)	US0001M + 0.315%	0.7720	11/25/36	688,459
1,549,199	GMACM Mortgage Loan Trust 2004-GH1(e)		5.5000	07/25/35	1,453,803
19,041	GreenPoint Mortgage Funding Trust 2006-AR3(a)	US0001M + 0.460%	0.9170	04/25/36	20,424
5,810,462	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.220%	0.8970	10/25/46	5,864,474
1,560,659	GreenPoint Mortgage Funding Trust Series 2006-AR6(a)	US0001M + 0.340%	1.1370	10/25/46	1,356,697
368,295	GreenPoint Mortgage Loan Trust 2004-1(a)	US0001M + 1.150%	1.6070	10/25/34	341,854
1,250,000	GS Mortgage Securities Corp Trust 2018-3PCK(a),(c)	US0001M + 4.000%	4.6470	09/15/31	1,149,412
10,381,600	GS Mortgage Securities Corporation II(a),(c)	US0001M + 1.550%	1.9470	09/15/31	9,399,618
2,249,298	GS Mortgage Securities Trust 2007-GG10(d)		5.8310	08/10/45	949,978
125,000	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.1630	08/10/44	124,459
558,529	GS Mortgage Securities Trust 2011-GC5(c),(d)		5.1630	08/10/44	466,541
3,500,000	GS Mortgage Securities Trust 2014-GC22(c),(d)		4.6880	06/10/47	3,183,888
2,416,666	GS Mortgage Securities Trust 2014-GC24(c),(d)		4.5330	09/10/47	1,772,717
3,790,000	GS Mortgage Securities Trust 2014-GC26(c),(d)		4.5240	11/10/47	2,709,586
3,000,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 Class D(c),(d)		3.2330	11/10/49	2,442,346
156,061	GSAA Home Equity Trust 2005-2(a)	US0001M + 2.175%	2.6320	12/25/34	213,842
56,199	GSAA Home Equity Trust 2006-3(a)	US0001M + 0.160%	0.6170	03/25/36	25,274
1,842,000	GSAA Trust(e)		5.7600	11/25/34	1,779,401
166,297	GSAMP Trust 2004-OPT(a)	US0001M + 2.550%	3.0070	11/25/34	157,941
89,597	GSAMP Trust 2004-WF(a)	US0001M + 2.475%	2.9320	10/25/34	89,932
1,664,977	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	1.0270	02/25/36	2,012,409
1,062,019	GSAMP Trust 2007-FM1(a)	US0001M + 0.120%	0.5770	12/25/36	630,858
2,000,000	GSAMP Trust 2007-SEA1(c),(e)		5.5000	12/25/36	1,873,934
1,584,913	GSMPS Mortgage Loan Trust 2003-3(c),(d)		7.0550	06/25/43	362,733
152,755	GSMPS Mortgage Loan Trust 2006-RP1(a),(c)	US0001M + 0.350%	0.8070	01/25/36	129,123
281,949	GSR Mortgage Loan Trust 2003-1(a)	H15T1Y + 1.750%	2.8800	03/25/33	268,408

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
155,811	GSR Mortgage Loan Trust 2003-2F		4.7500	03/25/32	$154,719
16,299	GSR Mortgage Loan Trust 2004-7(d)		2.3350	06/25/34	16,649
2,206,175	GSR Mortgage Loan Trust 2006-4F(a)	US0001M + 0.350%	0.8070	05/25/36	220,949
1,104,711	GSR Mortgage Loan Trust 2006-9F(a)	US0001M + 0.350%	0.8070	10/25/36	128,427
24,569	GSR Mortgage Loan Trust 2006-AR2(a)	US0001M + 0.780%	1.2370	12/25/35	11,498
115,108	GSR Mortgage Loan Trust 2006-AR2(d)		2.6580	04/25/36	91,262
1,258,021	GSR Mortgage Loan Trust 2006-OA1(a)	US0001M + 0.520%	0.9770	08/25/46	507,501
518,902	HarborView Mortgage Loan Trust 2005-12(a)	12MTA + 2.000%	2.1410	10/19/35	347,956
3,804,748	HarborView Mortgage Loan Trust 2005-13(a)	US0001M + 0.560%	1.0090	02/19/36	2,329,611
135,568	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.760%	1.0720	07/19/45	124,220
1,511,151	HarborView Mortgage Loan Trust 2005-6(a)	US0006M + 0.825%	1.1360	07/19/45	1,307,430
18,166,943	HarborView Mortgage Loan Trust 2005-8(b),(d)		1.9270	09/19/35	23,886
12,655,185	HarborView Mortgage Loan Trust 2006-1(b),(d)		2.1230	03/19/36	373,013
4,557,350	HarborView Mortgage Loan Trust 2006-10(a)	US0001M + 0.240%	0.4020	11/19/36	4,530,391
1,614,706	HarborView Mortgage Loan Trust 2006-12(a)	US0001M + 0.240%	0.6890	12/19/36	1,646,339
1,094,301	HarborView Mortgage Loan Trust 2006-14(a)	US0001M + 0.200%	0.6490	02/19/37	2,040,056
139,086	HarborView Mortgage Loan Trust 2006-7(a)	US0001M + 0.400%	0.8490	09/19/46	125,981
2,170,426	HarborView Mortgage Loan Trust 2007-1(a)	US0001M + 0.360%	0.8090	03/19/37	3,136,529
2,013,240	HarborView Mortgage Loan Trust 2007-3(a)	US0001M + 0.230%	0.6790	05/19/47	1,948,534
5,225,830	HarborView Mortgage Loan Trust 2007-7(a)	US0001M + 1.000%	1.4570	10/25/37	4,828,982
850,000	HMH Trust 2017-NSS(c)		3.0620	07/05/31	839,188
8,113,000	HMH Trust 2017-NSS(c)		6.2920	07/05/31	7,495,668
4,000,000	HMH Trust 2017-NSS(c)		8.4800	07/05/31	3,656,774
236,765	Home Equity Asset Trust(a)	US0001M + 2.550%	3.0070	03/25/33	240,530
135,035	Home Equity Asset Trust(a)	US0001M + 2.350%	2.8070	04/25/34	133,530
296,287	Home Equity Asset Trust(a)	US0001M + 2.500%	2.9570	04/25/34	291,925
291,771	Home Equity Asset Trust(a)	US0001M + 2.600%	3.0570	08/25/34	642,093
770,660	Home Equity Asset Trust(a)	US0001M + 1.500%	1.9570	03/25/35	760,138
213,447	Home Equity Asset Trust 2002-2(a)	US0001M + 1.850%	2.3070	06/25/32	207,639
215,407	Home Equity Asset Trust 2004-6(a)	US0001M + 1.650%	2.1070	12/25/34	216,295
1,139,654	Home Equity Asset Trust 2005-4(a)	US0001M + 1.680%	2.1370	10/25/35	1,392,833
8,718,547	Home Equity Loan Trust(a)	US0001M + 0.500%	0.9570	04/25/37	10,895,708
468,037	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.6320	12/25/32	480,955
105,693	Home Equity Mortgage Loan Asset-Backed Trust(e)		4.8050	04/25/33	145,443
262,272	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.175%	2.6320	11/25/34	261,031

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
156,564	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.425%	1.8820	03/25/35	$147,620
344,441	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.575%	2.0320	03/25/35	323,262
293,558	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 1.875%	2.3320	03/25/35	281,444
137,000	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.660%	1.1170	03/25/36	132,124
177,340	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.120%	0.5770	04/25/37	136,346
1,063,705	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.220%	0.6770	04/25/37	889,778
1,580,143	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.240%	0.6970	04/25/37	1,201,366
122,775	HomeBanc Mortgage Trust 2004-2(a)	US0001M + 0.975%	1.4320	12/25/34	120,349
61,121	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.950%	2.1580	03/25/35	50,996
468,333	HomeBanc Mortgage Trust 2005-1(a)	US0001M + 1.875%	2.1580	03/25/35	391,208
4,943,864	HSI Asset Securitization Corp Trust 2007-WF1(a)	US0001M + 0.270%	0.7270	05/25/37	6,233,542
1,000,000	Hudsons Bay Simon JV Trust 2015-HBS(a),(c)	US0001M + 2.400%	2.6890	08/05/34	901,239
1,846,000	Hudsons Bay Simon JV Trust 2015-HBS Series 2015-HB10 A10(c)		4.1540	08/05/34	1,697,585
453,975	IMC Home Equity Loan Trust 1998-1(e)		7.5300	06/20/29	435,286
1,573	IMC Home Equity Loan Trust 1998-5(e)		6.5600	03/15/37	1,576
401,158	Impac CMB Trust Series 2004-11(a)	US0001M + 0.740%	1.1970	03/25/35	405,279
64,121	Impac CMB Trust Series 2004-4(a)	US0001M + 2.250%	2.7070	09/25/34	63,440
306,265	Impac CMB Trust Series 2005-2(a)	US0001M + 0.645%	1.1020	04/25/35	298,621
523,640	Impac CMB Trust Series 2005-2(a)	US0001M + 0.765%	1.2220	04/25/35	501,918
115,038	Impac CMB Trust Series 2005-2(a)	US0001M + 1.125%	1.5820	04/25/35	109,959
76,692	Impac CMB Trust Series 2005-2(a)	US0001M + 2.475%	2.9320	04/25/35	74,659
4,854	Impac CMB Trust Series 2005-6(a)	US0001M + 3.375%	3.8320	10/25/35	5,002
237,214	Impac Secured Assets CMN Owner Trust		6.5000	04/25/33	170,365
900,165	Impac Secured Assets CMN Owner Trust(e)		5.3950	03/25/34	834,477
4,221,392	Impac Secured Assets Corp Series 2004-4(a)	US0001M + 1.650%	2.1070	02/25/35	4,081,440
1,548,441	IndyMac IMJA Mortgage Loan Trust 2007-A1		6.0000	08/25/37	801,371
1,555,205	IndyMac IMJA Mortgage Loan Trust 2007-A3		6.2500	11/25/37	901,389
5,188,084	IndyMac IMSC Mortgage Loan Trust 2007-HOA1(a)	US0001M + 0.180%	0.8170	07/25/47	4,189,973
88,899	IndyMac INDA Mortgage Loan Trust 2006-AR3(d)		2.9480	12/25/36	83,161
989,814	IndyMac INDX Mortgage Loan Trust 2004-AR13(d)		2.7120	01/25/35	848,467
1,528,803	IndyMac INDX Mortgage Loan Trust 2004-AR14(a)	US0001M + 0.720%	1.1770	01/25/35	1,332,052
110,455	IndyMac INDX Mortgage Loan Trust 2004-AR5(a)	US0001M + 0.800%	1.2570	08/25/34	103,980
1,010,652	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		3.0700	10/25/34	1,003,786
966,049	IndyMac INDX Mortgage Loan Trust 2004-AR9(a)	US0001M + 1.800%	2.2570	11/25/34	740,373
151,625	IndyMac INDX Mortgage Loan Trust 2005-AR2(a)	US0001M + 0.780%	1.2370	02/25/35	123,163

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
311,141	IndyMac INDX Mortgage Loan Trust 2005-AR23(d)		2.7050	11/25/35	$286,129
486,870	IndyMac INDX Mortgage Loan Trust 2005-AR4(a)	US0001M + 0.560%	1.0170	03/25/35	477,158
255,211	IndyMac INDX Mortgage Loan Trust 2006-AR21(a)	US0001M + 0.240%	0.6970	08/25/36	251,063
595,512	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.160%	0.6170	11/25/36	605,454
729,668	IndyMac INDX Mortgage Loan Trust 2006-AR29(a)	US0001M + 0.340%	0.7970	11/25/36	746,729
47,609	IndyMac INDX Mortgage Loan Trust 2006-AR5(d)		3.1520	05/25/36	48,358
87,674	IndyMac INDX Mortgage Loan Trust 2006-AR6(a)	US0001M + 0.400%	0.8570	06/25/46	80,313
858,242	IndyMac INDX Mortgage Loan Trust 2006-AR8(a)	US0001M + 0.460%	0.9170	07/25/46	893,691
1,653,344	IndyMac INDX Mortgage Loan Trust 2007-FLX3(a)	US0001M + 0.270%	0.7270	06/25/37	2,169,112
14,013	Irwin Home Equity Loan Trust 2006-1(a),(c)	US0001M + 0.420%	0.8770	09/25/35	13,934
411,797	JP Morgan Alternative Loan Trust(d)		3.1820	05/25/36	305,239
2,418,450	JP Morgan Chase Commercial Mortgage Securities(c)		3.4290	06/10/27	1,375,614
3,230,864	JP Morgan Chase Commercial Mortgage Securities(c)		3.9100	05/05/30	2,678,386
64,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 2.550%	2.9470	04/15/31	63,495
27,000	JP Morgan Chase Commercial Mortgage Securities(a),(c)	US0001M + 3.370%	3.7670	04/15/31	26,718
2,500,000	JP Morgan Chase Commercial Mortgage Securities(c),(d)		5.3600	02/15/46	2,401,465
1,821,000	JP Morgan Chase Commercial Mortgage Securities(d)		4.1650	04/15/46	1,511,821
3,378,651	JP Morgan Chase Commercial Mortgage Securities Series 2006-LDP9 Class A-MS		5.3370	05/15/47	3,227,314
957,411	JP Morgan Mortgage Trust 2005-A1(d)		2.5410	02/25/35	770,226
80,754	JP Morgan Mortgage Trust 2006-A6(d)		2.5600	10/25/36	65,128
176,098	JP Morgan Mortgage Trust 2006-A7(d)		3.1240	01/25/37	163,927
131,571	JP Morgan Mortgage Trust 2006-S3		6.5000	08/25/36	67,374
1,000,000	JPMBB Commercial Mortgage Securities Trust(c),(d)		3.6470	10/15/48	705,063
3,138,000	JPMBB Commercial Mortgage Securities Trust 2016-C1(c),(d)		4.7330	03/15/49	2,615,939
2,500,000	JPMDB Commercial Mortgage Securities Trust 2016-C2(c),(d)		3.3590	06/15/49	1,649,330
5,000,000	Lehman Brothers Small Balance Commercial Mortgage(a),(c)	US0001M + 0.600%	1.0570	06/25/37	4,316,456
1,955,771	Lehman Mortgage Trust 2005-3		5.5000	01/25/36	1,394,319
41,466	Lehman Mortgage Trust 2005-3		6.0000	01/25/36	41,075
4,974,485	Lehman Mortgage Trust 2007-5(a),(b)	US0001M + 6.340%	5.8830	06/25/37	1,125,221
138,308	Lehman XS Trust 2007-1(a)	US0001M + 0.460%	0.9170	02/25/37	118,805
1,114,184	Lehman XS Trust 2007-6(a)	US0001M + 0.420%	0.8770	05/25/37	978,958
1,304,347	Lehman XS Trust Series 2005-5N(a)	US0001M + 0.500%	0.9570	11/25/35	1,103,043
1,630,773	Lehman XS Trust Series 2006-18N(a)	US0001M + 0.190%	0.8370	12/25/36	1,471,212
777,725	Lehman XS Trust Series 2007-12N(a)	US0001M + 0.200%	0.6570	07/25/47	786,885
149,515	Lehman XS Trust Series 2007-16N(a)	US0001M + 0.850%	1.3070	09/25/47	150,952

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
971,527	Lehman XS Trust Series 2007-7N(a)	US0001M + 0.240%	0.9370	06/25/47	$986,556
70,706	Long Beach Mortgage Loan Trust 2004-5(a)	US0001M + 1.950%	2.4070	09/25/34	72,946
437,852	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.350%	0.8070	03/25/36	41,362
284,604	MASTR Alternative Loan Trust 2006-2(a)	US0001M + 0.400%	0.8570	03/25/36	27,403
109,316	Mastr Asset Backed Securities Trust 2004-FRE1(a)	US0001M + 2.100%	2.5570	07/25/34	106,980
113,789	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 3.750%	4.2070	09/25/34	110,296
267,360	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 1.500%	1.9570	09/25/34	263,349
859,919	Mastr Asset Backed Securities Trust 2004-OPT2(a)	US0001M + 2.850%	3.3070	09/25/34	796,807
85,495	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 1.200%	1.6570	12/25/34	87,199
444,139	MASTR Asset Securitization Trust 2004-1(d)		2.1580	02/25/34	397,293
58,010	MASTR Asset Securitization Trust 2004-3		5.5000	03/25/34	23,306
332,556	Mastr Specialized Loan Trust(c),(e)		5.7500	07/25/35	385,092
749,351	Mellon Residential Funding Cor Mor Pas Thr Tr Ser(d)		2.6100	10/20/29	752,843
835,157	MERIT Securities Corporation(e)		8.3500	07/28/33	734,454
663,188	Merrill Lynch Alternative Note Asset Trust Series(a)	US0001M + 0.250%	0.7070	08/25/37	607,154
67,370	Merrill Lynch Mortgage Investors Trust MLMI Series(d)		2.6860	12/25/32	61,393
1,088,197	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.475%	2.9320	07/25/34	1,087,854
3,405,797	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	1.4320	08/25/35	4,813,523
8,029	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 4.350%	4.8070	08/25/35	8,324
734,845	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 5.250%	5.7070	08/25/35	809,611
138,470	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.795%	1.2520	09/25/35	137,254
1,092,952	Merrill Lynch Mortgage Investors Trust Series(a),(c)	US0001M + 5.625%	6.0820	09/25/35	1,139,108
226,584	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 1.950%	2.4070	10/25/35	219,477
6,173,270	Merrill Lynch Mortgage Investors Trust Series MLCC(b),(d)		0.9010	01/25/29	36,651
363,492	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0730	09/25/37	112,028
59,304	Merrill Lynch Mortgage Investors Trust Series MLMI(d)		2.3420	02/25/34	54,669
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10(a)	US0001M + 5.625%	6.0820	10/25/33	766,638
1,617,153	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC5(a)	US0001M + 4.950%	5.4070	04/25/33	1,674,837
420,215	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.400%	5.8570	09/25/33	437,630
568,546	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8(a)	US0001M + 5.625%	6.0820	09/25/33	570,964
25,364	Morgan Stanley A.B.S Capital I Inc Trust 2004-HE7(a)	US0001M + 2.850%	3.3070	08/25/34	28,447
33,775	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7(a)	US0001M + 1.725%	2.1820	07/25/34	33,551
27,058	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE1(a)	US0001M + 1.305%	1.7620	12/25/34	25,770
492,840	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE2(a)	US0001M + 1.020%	1.4770	01/25/35	472,984
1,100,106	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC1(a)	US0001M + 1.095%	1.5520	01/25/35	1,069,852

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
1,887,631	Morgan Stanley A.B.S Capital I Inc Trust 2005-NC2(a)	US0001M + 1.035%	1.4920	03/25/35	$1,642,285
200,000	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4(a)	US0001M + 1.050%	1.5070	04/25/35	196,109
288,815	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE3(a)	US0001M + 0.060%	0.5170	12/25/36	179,600
2,667,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		4.2130	02/15/46	2,120,177
100,000	Morgan Stanley Bank of America Merrill Lynch Trust(d)		4.0750	07/15/46	88,966
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust(c)		2.8770	05/15/49	1,246,059
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	09/15/49	2,578,339
4,566,000	Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)		3.0000	11/15/49	3,565,668
750,000	Morgan Stanley Capital I Trust 2019-BPR(a),(c)	US0001M + 4.000%	4.3970	05/15/36	652,941
99,000	Morgan Stanley Capital I Trust 2019-MEAD(c),(d)		3.1770	11/10/36	95,618
1,159,723	Morgan Stanley Home Equity Loan Trust 2007-2(a)	US0001M + 0.100%	0.5570	04/25/37	724,800
2,142,641	Morgan Stanley IXIS Real Estate Capital Trust(a)	US0001M + 0.150%	0.6070	11/25/36	902,042
550,424	Morgan Stanley Mortgage Loan Trust 2004-11AR(a)	US0001M + 0.600%	1.0570	01/25/35	464,277
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	1.0970	04/25/37	261,858
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX(a)	US0001M + 0.640%	1.0970	04/25/37	1,042,623
121,874	MortgageIT Trust 2005-2(a)	US0001M + 0.810%	1.2670	05/25/35	120,510
37,676	MortgageIT Trust 2005-2(a)	US0001M + 1.650%	1.8810	05/25/35	36,216
877,688	New Century Home Equity Loan Trust 2003-6(a)	US0001M + 4.763%	5.2190	01/25/34	935,459
39,829	New Century Home Equity Loan Trust 2004-1(a)	US0001M + 2.025%	2.4820	05/25/34	41,478
1,135,408	New Century Home Equity Loan Trust Series 2003-2(a)	US0001M + 3.000%	3.4570	01/25/33	1,040,564
174,454	New Century Home Equity Loan Trust Series 2003-3(a)	US0001M + 5.625%	6.0820	07/25/33	209,157
29,202	New Century Home Equity Loan Trust Series 2003-5(e)		4.8600	11/25/33	26,859
1,579,466	New Century Home Equity Loan Trust Series 2003-5(c),(e)		4.8600	11/25/33	1,329,484
69,851	New Century Home Equity Loan Trust Series 2003-5(e)		6.0000	11/25/33	69,214
782,008	Newcastle Mortgage Securities Trust 2007-1(a)	US0001M + 0.650%	1.1070	04/25/37	2,913,859
127,064	Nomura Asset Acceptance Corp Alternative Loan(a)	US0001M + 1.100%	1.5570	08/25/34	146,181
232,015	Nomura Asset Acceptance Corp Alternative Loan(d)		3.2740	06/25/36	200,659
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1(a)	US0001M + 2.550%	3.0070	06/25/34	1,300,213
98,506	NovaStar Mortgage Funding Trust Series 2004-3(a)	US0001M + 2.775%	3.2320	12/25/34	96,518
3,328,544	NovaStar Mortgage Funding Trust Series 2005-1(a)	US0001M + 1.770%	2.2270	06/25/35	2,574,717
336,874	NovaStar Mortgage Funding Trust Series 2006-MTA1(a)	US0001M + 0.380%	0.4790	09/25/46	330,464
1,900,132	Oakwood Mortgage Investors, Inc.(d)		7.7600	03/15/32	1,793,879
330,856	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.025%	2.4820	01/25/34	321,937
298,286	Option One Mortgage Loan Trust 2004-1(a)	US0001M + 2.475%	2.9320	01/25/34	288,399
136,322	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.575%	2.0320	05/25/34	142,976

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
274,896	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 1.875%	2.3320	05/25/34	$289,675
593,107	Option One Mortgage Loan Trust 2004-2(a)	US0001M + 2.700%	3.1570	05/25/34	598,146
4,743,546	OPTONE 68402SAC3 DEL TR 2016-1(b),(c),(d)		10.7180	02/26/38	3,531,747
207,738	Origen Manufactured Housing Contract Trust 2001-A(d)		7.8200	03/15/32	200,421
941,655	Ownit Mortgage Loan Trust Series 2004-1(a)	US0001M + 2.775%	3.2320	07/25/35	1,170,706
2,511,751	Ownit Mortgage Loan Trust Series 2005-4(a)	US0001M + 0.825%	1.2820	08/25/36	2,475,408
3,812,754	Ownit Mortgage Loan Trust Series 2006-3(a)	US0001M + 0.495%	0.9520	03/25/37	4,095,667
8,387,000	Palisades Center Trust 2016-PLSD(c)		2.7130	04/13/33	7,744,224
1,253,892	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.775%	3.2320	09/25/34	1,397,782
51,800	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.720%	1.1770	08/25/35	53,255
3,010,830	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	1.4470	09/25/35	3,016,634
189,648	People’s Choice Home Loan Securities Trust Series(a)	US0001M + 1.725%	2.1820	10/25/34	187,222
1,325,384	People’s Choice Home Loan Securities Trust Series(a)	US0001M + 2.700%	3.1570	10/25/34	1,271,295
38,232	Popular A.B.S Mortgage Pass-Through Trust 2005-5(e)		3.5900	11/25/35	37,876
2,263,392	Popular A.B.S Mortgage Pass-Through Trust 2006-C(a)	US0001M + 0.430%	0.8870	07/25/36	2,917,108
70,299	Prime Mortgage Trust 2006-1		5.5000	06/25/36	69,511
695,000	Prime Mortgage Trust 2006-CL1(a)	US0001M + 0.720%	1.1770	02/25/35	590,179
300,000	Provident Bank Home Equity Loan Trust 1998-4(a)	US0001M + 3.500%	3.9570	01/25/30	282,732
609,741	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.390%	0.9670	01/25/31	561,224
174,484	Provident Bank Home Equity Loan Trust 1999-3(a)	US0001M + 0.420%	1.0270	01/25/31	162,920
1,602,615	Quest Trust(a),(c)	US0001M + 5.250%	4.1700	12/25/33	1,485,249
250,748	Quest Trust(a),(c)	US0001M + 4.875%	5.3320	02/25/34	263,976
1,378,102	Quest Trust(a),(c)	US0001M + 3.225%	3.6820	06/25/34	1,336,770
325,067	RAAC Series 2004-SP3 Trust(a)	US0001M + 2.775%	3.2320	09/25/34	206,327
581,601	RAAC Series 2005-SP2 Trust(a)	US0001M + 0.600%	1.0570	06/25/44	527,992
199,811	RAAC Series 2006-SP1 Trust(a)	US0001M + 0.825%	1.2820	09/25/45	187,524
522,925	RAAC Series 2007-RP4 Trust(a),(c)	US0001M + 0.350%	0.8070	11/25/46	505,667
9,234	RALI Series 2003-QS9 Trust(a)	US0001M + 0.450%	–	05/25/30	8,801
4,167,552	RALI Series 2005-QO1 Trust(a)	US0001M + 0.380%	0.8370	08/25/35	1,970,241
237,840	RALI Series 2005-QS7 Trust		5.5000	06/25/35	231,038
2,134,022	RALI Series 2006-QA8 Trust(a)	US0001M + 0.380%	0.8370	09/25/36	2,206,551
1,829,178	RALI Series 2006-QO7 Trust(a)	12MTA + 0.800%	0.9410	09/25/46	1,734,788
403,570	RALI Series 2006-QO8 Trust(a)	US0001M + 0.400%	0.8570	10/25/46	399,419
39,016,257	RALI Series 2006-QS12 Trust(b),(d)		0.4730	09/25/36	499,510
311,962	RALI Series 2006-QS16 Trust		6.0000	11/25/36	293,128

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
170,218	RALI Series 2006-QS7 Trust(a)	US0001M + 0.400%	0.8570	06/25/36	$126,110
1,342,092	RALI Series 2007-QH3 Trust(a)	US0001M + 0.210%	0.8770	04/25/37	3,972,583
934,732	RALI Series 2007-QH5 Trust(a)	US0001M + 0.250%	0.9570	06/25/37	120,430
663,783	RALI Series 2007-QH7 Trust(a)	US0001M + 0.540%	0.9970	08/25/37	379,309
358,780	RAMP Series 2003-RS7 Trust(a)	US0001M + 3.600%	4.7980	08/25/33	316,226
386,390	RAMP Series 2003-RS9 Trust(a)	US0001M + 1.800%	3.1570	10/25/33	385,094
6,258	RAMP Series 2004-SL1 Trust(a)	US0001M + 1.900%	3.3070	10/25/31	5,926
1,000,000	RAMP Series 2005-EFC4 Trust(a)	US0001M + 0.630%	1.4020	09/25/35	982,540
378,419	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.500%	1.2070	09/25/35	375,126
872,533	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	1.0720	01/25/36	764,823
2,380,432	RAMP Series 2006-RZ2 Trust(a)	US0001M + 0.340%	0.9670	05/25/36	2,991,615
263,391	RAMP Series 2007-RS2 Trust(a)	US0001M + 0.370%	1.1970	05/25/37	251,804
604,356	RASC Series 2003-KS4 Trust(a)	US0001M + 0.290%	1.0370	06/25/33	587,152
1,199,976	RASC Series 2005-KS12 Trust(a)	US0001M + 0.670%	1.4620	01/25/36	1,343,876
3,000,000	RASC Series 2005-KS6 Trust(a)	US0001M + 1.250%	2.3320	07/25/35	2,915,728
353,649	Renaissance Home Equity Loan Trust 2002-3(a)	US0001M + 5.250%	5.7070	12/25/32	328,458
409,459	Renaissance Home Equity Loan Trust 2003-2(a)	US0001M + 3.000%	3.4570	08/25/33	396,811
12,371,189	Reperforming Loan REMIC Trust 2005-R1(b),(c),(d)		5.9580	03/25/35	1,181,184
11,940,664	Reperforming Loan REMIC Trust 2005-R2(b),(c),(d)		5.4240	06/25/35	1,188,882
13,766,350	Reperforming Loan REMIC Trust 2006-R1(b),(d)		5.4610	01/25/36	1,026,895
1,175,087	Residential Asset Securitization Trust 2003-A4		5.7500	05/25/33	901,220
16,942,585	Residential Asset Securitization Trust 2005-A11CB(b),(d)		0.3440	10/25/35	135,774
265,681	Residential Asset Securitization Trust 2005-A16		6.0000	02/25/36	153,013
1,797,996	Residential Asset Securitization Trust 2007-A1		6.0000	03/25/37	887,970
1,631,161	Residential Asset Securitization Trust 2007-A8		6.0000	08/25/37	1,236,909
2,451,509	Residential Asset Securitization Trust 2007-A9(b),(d)		7.0000	09/25/37	742,109
1,219,694	RFMSI Series 2007-S6 Trust(a)	US0001M + 0.500%	0.9570	06/25/37	1,029,320
304,328	SACO I Trust 2005-5(a)	US0001M + 1.350%	1.8070	05/25/35	304,225
232,662	SACO I Trust 2006-3(a)	US0001M + 0.360%	0.8170	04/25/36	262,292
77,771	SACO I Trust 2006-6(a)	US0001M + 0.260%	0.7170	06/25/36	76,521
187,034	SACO I, Inc.(c),(d)		5.2890	04/25/39	180,410
719,805	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	05/25/34	680,677
618,856	SASCO Mortgage Loan Trust 2004-GEL2(e)		5.5000	07/19/44	603,578
52,691	Saxon Asset Securities Trust 2004-2(a)	US0001M + 1.905%	2.3620	08/25/35	50,311
948,250	Saxon Asset Securities Trust 2005-1(a)	US0001M + 3.525%	1.5800	05/25/35	73,259

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
4,500,000	Saxon Asset Securities Trust 2007-4(a),(c)	US0001M + 3.000%	3.4570	12/25/37	$3,376,034
30,746	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 3.000%	3.4570	02/25/34	30,110
152,206	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 2.025%	2.4820	08/25/34	151,732
141,886	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.680%	2.1370	09/25/34	164,455
245,299	Sequoia Mortgage Trust 2007-1(d)		2.5060	02/20/47	215,459
116,821	Sequoia Mortgage Trust 9(a)	US0001M + 1.125%	1.5740	09/20/32	105,755
142,723	SG Mortgage Securities Trust 2006-OPT2(a)	US0001M + 0.150%	0.6070	10/25/36	136,943
108,804	Soundview Home Loan Trust 2004-WMC1(a)	US0001M + 1.200%	1.6570	01/25/35	105,238
1,726,236	Soundview Home Loan Trust 2006-2(a)	US0001M + 0.705%	1.1620	03/25/36	2,385,831
281,212	Soundview Home Loan Trust 2007-OPT2(a)	US0001M + 0.180%	0.6370	07/25/37	264,881
1,144,666	Soundview Home Loan Trust 2007-OPT4(a)	US0001M + 1.000%	1.4570	09/25/37	939,746
166,394	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 4.500%	4.9570	06/25/34	198,686
690,393	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 2.550%	3.0070	02/25/35	678,405
5,176,235	Starwood Retail Property Trust 2014-STAR(a),(c)	US0001M + 1.470%	1.8670	11/15/27	3,707,294
4,016,815	Structured Adjustable Rate Mortgage Loan Trust(a)	US0001M + 0.675%	1.1320	06/25/35	4,071,229
1,299,597	Structured Adjustable Rate Mortgage Loan Trust(d)		2.8190	09/25/35	1,072,093
28,184	Structured Asset Investment Loan Trust(a)	US0001M + 4.500%	4.9570	10/25/33	34,002
473,390	Structured Asset Investment Loan Trust 2003-BC10(a)	US0001M + 4.500%	4.9570	10/25/33	516,291
69,451	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 0.720%	1.1770	04/25/33	68,329
260,149	Structured Asset Investment Loan Trust 2003-BC2(a)	US0001M + 1.380%	1.8370	04/25/33	255,736
145,759	Structured Asset Investment Loan Trust 2003-BC4(a)	US0001M + 4.875%	5.3320	06/25/33	150,820
68,262	Structured Asset Investment Loan Trust 2003-BC8(a)	US0001M + 2.625%	3.0820	08/25/33	73,836
508,601	Structured Asset Investment Loan Trust 2004-5(a)	US0001M + 3.000%	3.4570	05/25/34	513,794
71,562	Structured Asset Investment Loan Trust 2004-9(a)	US0001M + 2.775%	3.2320	10/25/34	70,301
512,216	Structured Asset Investment Loan Trust 2004-BNC2(a)	US0001M + 1.275%	1.7320	12/25/34	508,795
3,596,128	Structured Asset Investment Loan Trust 2005-9(a)	US0001M + 0.675%	1.1320	11/25/35	3,707,867
3,010,626	Structured Asset Mortgage Investments II Trust(b),(d)		0.6290	07/19/35	30,740
260,882	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.420%	0.8770	04/25/36	244,984
3,832,643	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.540%	0.9970	05/25/36	3,063,234
41,407,955	Structured Asset Mortgage Investments II Trust(b)		0.9000	08/25/36	1,059,120
1,954,457	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.460%	0.9170	05/25/45	1,650,217
1,018,798	Structured Asset Mortgage Investments II Trust(d)		2.9950	05/25/47	891,103
37,228,183	Structured Asset Mortgage Investments II Trust(b)		0.5000	08/25/47	804,028
653,449	Structured Asset Securities Corp Assistance Loan(c)		3.3560	04/25/31	652,426
195,787	Structured Asset Securities Corp Mortgage(d)		2.2500	03/25/33	185,638

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
181,196	Structured Asset Securities Corp Mortgage(e)		5.2630	11/25/33	$151,165
273,448	Structured Asset Securities Corp Mortgage(e)		5.6700	03/25/34	266,601
3,517,409	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.270%	0.7270	01/25/37	4,184,422
27,423	Structured Asset Securities Corp Mortgage Pass		3.3750	08/25/31	26,614
140,884	Structured Asset Securities Corp Pass-Through		3.4500	02/25/32	131,922
527,477	Structured Asset Securities Corporation(c),(d)		4.5560	07/25/35	420,855
482,822	SunTrust Alternative Loan Trust 2006-1F		6.0000	04/25/36	331,199
85,916	Terwin Mortgage Trust 2003-7SL(c),(d)		8.0000	12/25/33	82,363
675,199	Terwin Mortgage Trust 2004-18SL(c),(d)		8.0000	10/25/34	645,408
185,776	Terwin Mortgage Trust 2004-7HE(a),(c)	US0001M + 1.275%	1.7320	07/25/34	183,399
204,061	Terwin Mortgage Trust 2006-HF-1(c),(d)		4.5600	02/25/37	346,155
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE(d)		3.3080	07/25/34	172,622
19,470	Terwin Mortgage Trust Series TMTS 2003-5SL(c),(d)		8.0000	10/25/34	17,680
736,549	Truman Capital Mortgage Loan Trust(a),(c)	US0001M + 4.125%	4.5820	01/25/34	806,699
1,769,161	UCFC Home Equity Loan Trust 1998-D(d)		7.7500	04/15/30	1,750,923
1,478,171	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		6.4200	11/25/47	1,466,798
391,609	Velocity Commercial Capital Loan Trust 2017-2(c),(d)		7.7500	11/25/47	383,076
63,308	Voyager CNTYW Delaware Trust(b),(c),(d)		40.7110	02/16/36	57,757
27,769,454	WaMu Mortgage Pass-Through Certificates Series(b),(d)		2.1110	11/25/45	870,214
572,287	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.500%	1.7180	05/25/46	554,049
446,007	Washington Mutual Mortgage Pass-Through		6.0000	07/25/36	406,365
1,406,466	Washington Mutual Mortgage Pass-Through(a)	US0001M + 0.370%	0.8270	02/25/37	832,925
399,844	Washington Mutual Mortgage Pass-Through(a)	12MTA + 0.710%	0.8510	12/25/46	373,124
2,049,608	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.060%	0.5170	10/25/36	1,021,171
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(c),(d)		4.3050	07/15/46	3,010,331
1,035,000	Wells Fargo Commercial Mortgage Trust 2013-LC12(d)		4.3050	07/15/46	932,309
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		2.8690	02/15/48	704,934
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27(c)		3.7680	02/15/48	1,285,941
2,500,000	Wells Fargo Commercial Mortgage Trust 2015-C31		3.8520	11/15/48	2,194,202
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34(b),(c),(d)		2.0520	06/15/49	1,031,150
967,758	Wells Fargo Commercial Mortgage Trust 2016-C34 Series 2016-C34 Class C(d)		5.0520	06/15/49	866,586
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C35(c)		3.1420	07/15/48	2,001,778
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36(c)		2.9420	11/15/59	1,791,605
2,000,000	Wells Fargo Commercial Mortgage Trust 2017-C40(c)		2.7000	10/15/50	1,578,235
3,400,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 2.740%	3.1370	02/15/37	3,229,361

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	NON-AGENCY MORTGAGE BACKED SECURITIES — 97.2% (Continued)
2,500,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL(a),(c)	US0001M + 3.491%	3.8880	02/15/37	$2,227,347
273,477	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 2.820%	3.2770	10/25/34	272,469
1,775,415	Wells Fargo Home Equity Asset-Backed Securities(a),(c)	US0001M + 3.750%	4.2070	04/25/35	1,844,489
430,628	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 3.750%	4.2070	04/25/35	450,868
4,000,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.8180	11/15/45	3,945,391
2,971,000	WFRBS Commercial Mortgage Trust 2012-C9(c),(d)		4.8180	11/15/45	2,779,784
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14(c)		3.2500	06/15/46	2,226,195
1,600,000	WFRBS Commercial Mortgage Trust 2013-C14(c),(d)		3.9600	06/15/46	1,377,647
3,042,340	WFRBS Commercial Mortgage Trust 2014-C25(c),(d)		3.8030	11/15/47	2,747,769
45,249	Wilshire Mortgage Loan Trust(d)		6.8350	03/25/28	45,491
46,709	Wilshire Mortgage Loan Trust(d)		7.4250	05/25/28	47,064
13,300	Wilshire Mortgage Loan Trust(c),(d)		8.9900	05/25/28	6,631
196,752	Yale Mortgage Loan Trust 2007-1(a),(c)	US0001M + 0.400%	0.8570	06/25/37	78,783
	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $600,539,409)				648,514,743

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND - 2.5%
16,970,257	First American Government Obligations Fund, Class X, 0.18% (Cost $16,970,257)(g)	$16,970,257

	TOTAL INVESTMENTS - 101.1% (Cost $635,986,603)	$674,726,758
	REVERSE REPURCHASE AGREEMENTS - (1.0)% (Cost - $6,879,000)	(6,884,532)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(617,453)
	NET ASSETS - 100.0%	$667,224,773

	REVERSE REPURCHASE AGREEMENTS - (1.0)%

Principal ($)	Counterparty	Rate (%)	Maturity Date	Prinicipal & Interest
$1,854,000	Société Générale	2.000	4/8/2022	$1,854,716
5,025,000	Société Générale	1.150	4/22/2022	5,029,816
$6,879,000				$6,884,532

The weighted average daily balance of reverse repurchase agreements during the reporting six months ended March 31, 2022 was $2,310,818, at a weighted average interest rate of 1.09%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2022 was $7,162,831.

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

COF 11	Cost of Funds for the 11th District of San Francisco

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

US0001M	ICE LIBOR USD 1 Month

US0006M	ICE LIBOR USD 6 Month

US0012M	ICE LIBOR USD 12 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Interest only securities.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the total market value of 144A securities is $186,908,321 or 28.0% of net assets.

(d)	Variable rate security; the rate shown represents the rate on March 31, 2022.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2022.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

ASSETS
Investment in securities (identified cost $635,986,603), at fair value	$674,726,758
Interest & dividend receivable	1,895,278
Receivable for Fund shares sold	745,640
Receivable for securities sold	26,004
Prepaid expenses and other assets	37,300
TOTAL ASSETS	677,430,980

LIABILITIES
Payable for reverse repurchase agreements	6,879,000
Payable for Fund shares redeemed	1,988,919
Investment advisory fees payable	918,932
Due to custodian	160,759
Payable to related parties	57,236
Distribution (12b-1) fees payable	29,488
Interest payable for reverse repurchase agreements	5,532
Accrued expenses and other liabilities	166,341
TOTAL LIABILITIES	10,206,207
NET ASSETS	$667,224,773

Net Assets Consist Of:
Paid in capital	$705,638,866
Accumulated loss	(38,414,093)
NET ASSETS	$667,224,773

Net Asset Value Per Share:
Class A Shares:
Net Assets	$116,533,817
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	11,289,091
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.32
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$10.95

Class C Shares:
Net Assets	$5,720,674
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	556,066
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.29

Class I Shares:
Net Assets	$544,970,282
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	52,735,720
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.33

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

INVESTMENT INCOME
Dividend income	$906,202
Interest income	19,531,770
TOTAL INVESTMENT INCOME	20,437,972

EXPENSES
Investment advisory fees	7,622,465
Distribution (12b-1) Fees:
Class A	150,167
Class C	35,280
Administrative services fees	380,550
Third Party Administrative Servicing Fees	317,047
Broker fees	224,588
Printing and postage expenses	70,586
Transfer agent fees	67,647
Accounting services fees	62,185
Registration fees	49,859
Custodian fees	47,021
Professional fees	28,394
Compliance officer fees	20,662
Trustees fees and expenses	9,627
Interest expense for reverse repurchase agreements	5,532
Insurance expense	4,438
Line of credit interest expense	925
Other expenses	34,795
TOTAL EXPENSES	9,131,768
Less: Fees waived by the Adviser	(899,382)
NET EXPENSES	8,232,386
NET INVESTMENT INCOME	12,205,586

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	644,178
Net change in unrealized depreciation on investments	(23,385,541)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(22,741,363)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,535,777)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income	$12,205,586	$20,739,085
Net realized gain from security transactions	644,178	10,618,012
Net change in unrealized appreciation (depreciation) of investments	(23,385,541)	29,958,356
Net increase (decrease) in net assets resulting from operations	(10,535,777)	61,315,453

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,242,837)
Class C	—	(81,509)
Class I	—	(7,409,088)
Total distributions paid:
Class A	(2,912,847)	(4,111,987)
Class C	(141,028)	(295,210)
Class I	(17,504,556)	(22,892,869)
Net decrease in net assets resulting from distributions to shareholders	(20,558,431)	(36,033,500)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,581,830	30,533,453
Class C	166,145	972,698
Class I	172,093,011	268,216,242
Net asset value of shares issued in reinvestment of distributions:
Class A	2,885,868	5,271,524
Class C	132,089	344,584
Class I	15,808,941	27,542,129
Payments for shares redeemed:
Class A	(17,761,111)	(37,027,707)
Class C	(2,558,587)	(4,050,432)
Class I	(318,600,930)	(198,651,873)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(127,252,744)	93,150,618

TOTAL INCREASE (DECREASE) IN NET ASSETS	(158,346,952)	118,432,571

NET ASSETS
Beginning of Period	825,571,725	707,139,154
End of Period	$667,224,773	$825,571,725

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
SHARE ACTIVITY
Class A:
Shares sold	1,930,609	2,893,347
Shares reinvested	272,072	499,649
Shares redeemed	(1,671,713)	(3,524,908)
Net increase (decrease) in shares of beneficial interest outstanding	530,968	(131,912)

Class C:
Shares sold	15,541	92,621
Shares reinvested	12,476	32,797
Shares redeemed	(240,804)	(385,679)
Net decrease in shares of beneficial interest outstanding	(212,787)	(260,261)

Class I:
Shares sold	16,085,533	25,273,424
Shares reinvested	1,487,298	2,607,233
Shares redeemed	(30,074,469)	(18,862,818)
Net increase (decrease) in shares of beneficial interest outstanding	(12,501,638)	9,017,839

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
Class A	(Unaudited)		September 30, 2021		September 30, 2020		September 30, 2019		September 30, 2018	September 30, 2017
Net asset value, beginning of period	$10.75		$10.37		$10.98		$11.26		$11.36	$10.64
Activity from investment operations:
Net investment income (1)	0.16		0.29		0.22		0.19		0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.33)		0.60		(0.31)		0.14		0.24	0.92
Total from investment operations	(0.17)		0.89		(0.09)		0.33		0.50	1.18
Less distributions from:
Net investment income	(0.26)		(0.39)		(0.51)		(0.40)		(0.43)	(0.39)
Return of capital	—		(0.12)		(0.01)		(0.21)		(0.17)	(0.07)
Total distributions	(0.26)		(0.51)		(0.52)		(0.61)		(0.60)	(0.46)
Net asset value, end of period	$10.32		$10.75		$10.37		$10.98		$11.26	$11.36
Total return (2)	(1.65	)% (5)	8.82%		(0.50)%		3.16%		4.53%	11.29%
Net assets, at end of period (000s)	$116,534		$115,606		$112,937		$135,705		$55,124	$66,837
Ratio of gross expenses to average net assets (3)	2.41	% (4)(9)	2.39	% (8)	2.40	% (7)	2.35	% (6)	2.33%	2.43%
Ratio of net expenses to average net assets (3)	2.19	% (4)(9)	2.15	% (8)	2.20	% (7)	2.25	% (6)	2.24%	2.24%
Ratio of net investment income to average net assets	2.69	% (4)	2.72%		2.15%		1.73%		2.27%	2.38%
Portfolio Turnover Rate	27	% (5)	17%		11%		29%		34%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Annualized.

(5)	Not annualized.

(6)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

(9)	Includes 0.05% for the six months ended March 31, 2022 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2021		September 30, 2020		September 30, 2019		September 30, 2018	September 30, 2017 (1)
Net asset value, beginning of period	$10.71		$10.34		$10.94		$11.23		$11.36	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.21		0.15		0.10		0.16	0.02
Net realized and unrealized gain (loss) on investments	(0.31)		0.59		(0.30)		0.15		0.25	1.54
Total from investment operations	(0.20)		0.80		(0.15)		0.25		0.41	1.56
Less distributions from:
Net investment income	(0.22)		(0.33)		(0.44)		(0.35)		(0.39)	(0.13)
Return of capital	—		(0.10)		(0.01)		(0.19)		(0.15)	(0.07)
Total distributions	(0.22)		(0.43)		(0.45)		(0.54)		(0.54)	(0.20)

Net asset value, end of period	$10.29		$10.71		$10.34		$10.94		$11.23	$11.36
Total return (3)	(1.94	)% (6)	7.92%		(1.15)%		2.30%		3.67%	6.51	% (6)
Net assets, at end of period (000s)	$5,721		$8,234		$10,637		$9,046		$4,127	$842

Ratio of gross expenses to average net assets (4)	3.16	% (5)(10)	3.14	% (9)	3.15	% (8)	3.10	% (7)	3.08%	3.18% (5)
Ratio of net expenses to average net assets	2.94	% (5)(10)	2.90	% (9)	2.95	% (8)	3.00	% (7)	2.99%	2.99% (5)
Ratio of net investment income to average net assets	1.95	% (5)	1.97%		1.39%		0.95%		1.40%	0.41% (5)
Portfolio Turnover Rate	27	% (6)	17%		11%		29%		34%	10% (6)

(1)	The Deer Park Total Return Credit Fund Class C shares commenced operations on April 6, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(8)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(9)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

(10)	Includes 0.05% for the six months ended March 31, 2022 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		September 30, 2021		September 30, 2020		September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period	$10.76		$10.38		$10.99		$11.26	$11.37	$10.65
Activity from investment operations:
Net investment income (1)	0.16		0.31		0.25		0.23	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.32)		0.61		(0.31)		0.14	0.24	0.91
Total from investment operations	(0.16)		0.92		(0.06)		0.37	0.52	1.20
Less distributions from:
Net investment income	(0.27)		(0.42)		(0.54)		(0.42)	(0.46)	(0.41)
Return of capital	—		(0.12)		(0.01)		(0.22)	(0.17)	(0.07)
Total distributions	(0.27)		(0.54)		(0.55)		(0.64)	(0.63)	(0.48)

Net asset value, end of period	$10.33		$10.76		$10.38		$10.99	$11.26	$11.37
Total return (2)	(1.53	)% (5)	9.09%		(0.24)%		3.40%	4.70%	11.51%
Net assets, at end of period (000s)	$544,970		$701,732		$583,566		$591,022	$640,110	$307,380

Ratio of gross expenses to average
net assets (3)	2.16	% (4)(9)	2.14	% (8)	2.15	% (7)	2.10% (6)	2.08%	2.18%
Ratio of net expenses to average net assets	1.94	% (4)(9)	1.90	% (8)	1.95	% (7)	2.00% (6)	1.99%	1.99%
Ratio of net investment income to average net assets	2.95	% (4)	2.97%		2.43%		2.04%	2.49%	2.64%
Portfolio Turnover Rate	27	% (5)	17%		11%		29%	34%	10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Annualized.

(5)	Not annualized.

(6)	Includes 0.01% for the year ended September 30, 2019 attributed to broker margin interest expense on options, which is not subject to waiver by the Adviser.

(7)	Includes 0.03% for the year ended September 30, 2020 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(8)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

(9)	Includes 0.05% for the six months ended March 31, 2022 attributed to broker margin interest expense, which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2022

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which can be waived by the adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. In accordance with the Trust’s valuation policies and procedures, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser are unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Mortgage Backed Securities	$—	$9,241,758	$—	$9,241,758
Non-Agency Mortgage Backed Securities	—	648,514,743	—	648,514,743
Short-Term Investment	16,970,257	—	—	16,970,257
Total	$16,970,257	$657,756,501	$—	$674,726,758

Liabilities	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$—	$6,884,532	$—	$6,884,532
Total	$—	$6,884,532	$—	$6,884,532

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Fund is subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Fund to enter a futures contract or purchase an exchange-traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Credit Facility – Effective July 14, 2016, the Fund entered into a revolving, uncommitted $50,000,000 line of credit with Union Bank (the “Revolving Credit Agreement”) which expired on September 28, 2020. Effective September 29, 2020, the Fund entered into a third amended and restated loan agreement, dated March 26, 2020, with a $72,000,000 line credit. Effective August 2, 2021, the loan agreement was transferred to U.S. Bank National Association with a $120,000,000 line of credit. Borrowings under the Revolving Credit Agreement bore interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six months ended September 30, 2021 through March 31, 2022, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $120,000,000; (b) 20% of the gross market value of the Fund or (c) 33.33% of the gross market value of the Fund.

For the six months ended March 31, 2022, the interest expense was $925 for the Fund. There was an outstanding balance of $0 as of March 31, 2022. The average borrowings for the Fund for the period the line was drawn, September 30, 2021 through March 31, 2022, was $7,701,571 at an average borrowing rate of 2.38%. At March 31, 2022, the maximum borrowing interest rate was 2.50%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2019 through September 30, 2021 tax years, or expected to be taken in the Fund’s September 30, 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

LIBOR Risk – Instruments in which the Fund invests may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. In July 2017, the United Kingdom’s Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. Abandonment of or modifications to LIBOR could lead to significant short-term and long-term uncertainty and market instability. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $114,522,445 and $118,342,714, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the primary sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.84% of the Fund’s average daily net assets. For the six months ended March 31, 2022, the Fund incurred $7,622,465 in advisory fees of

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

which $918,932 is payable as of March 31, 2022 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2023, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, or extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund service providers (other than the Adviser))), not incurred in the ordinary course of the Fund’s business) do not exceed 2.14% per annum of Class A average daily net assets, 2.89% per annum of Class C average daily net assets, and 1.89% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement at any time.

For the six months ended March 31, 2022, the Adviser waived fees of $899,382 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2022	9/30/2023	9/30/2024
$ 756,882	$ 1,320,975	$ 1,735,405

Distributor - The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2022, the Fund paid $150,167 and $35,280 to the Distributor for Class A and Class C shares, respectively.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2022, the Distributor received $5,537 from front-end sales charges of which $825 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to ASC 860, Transfers and Servicing, which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transaction involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximated fair value. In addition, interest is included in interest payable. As of March 31, 2022, 100% of reverse repurchase agreements had Société Générale as the counterparty.

Further, as of March 31, 2022, securities with a fair value of approximately $6,879,000 are pledged to collateralize reverse repurchase agreements. Of this, 100.0% are Asset Backed Securities.

For the six months ended March 31, 2022, the Fund entered into several repurchase financing transactions contemporaneously with the initial purchase of a security from the same counterparty, which are considered to be secured borrowings. The following table summarizes Deer Park’s borrowings classified as reverse repurchase agreements.

	As of March 31, 2022
	Less than 1	1 to 2	2 Months or
	Month	Months	Greater	Total
Reverse Repurchase Agreements
Asset Backed Securities	$—	$—	$7,162,831	$7,162,831
Total	$—	$—	$7,162,831	$7,162,831

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

6.	OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of March 31, 2022, the Fund held the following instruments that were subject to offsetting on the Statement of Assets and Liabilities:

Liabilities:

				Gross Amounts not offset in the
		Gross Amounts	Net Amounts	Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets and Liabilities	presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$6,879,000	$—	$6,879,000	$6,879,000	$—	$—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2022, Charles Schwab held 27.9% of the voting securities of the Fund and may be deemed to control the Fund.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2021	September 30, 2020
Ordinary Income	$27,300,066	$32,188,215
Long-Term Capital Gain	—	—
Return of Capital	8,733,434	349,228
	$36,033,500	$32,537,443

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(69,445,581)	$—	$62,125,696	$(7,319,885)

At September 30, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Capital Loss
Non-Expiring	Non-Expiring		Carryforward
Short-Term	Long-Term	Total	Limitation
$31,630,367	$12,088,540	$43,718,907	$25,726,674

As a result of the acquisition of another Fund, $8,354,982 and $17,371,692 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

9.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$635,986,603	$70,843,021	$(32,102,866)	$38,740,155

10.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2022

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

	Dividend Per Share	Record Date	Payable Date
Class A	0.0430	4/27/2022	4/29/2022
Class C	0.0368	4/27/2022	4/29/2022
Class I	0.0450	4/27/2022	4/29/2022

Class A	0.0430	5/26/2022	5/31/2022
Class C	0.0370	5/26/2022	5/31/2022
Class I	0.0450	5/26/2022	5/31/2022

Deer Park Total Return Credit Fund
EXPENSE EXAMPLES (Unaudited)
March 31, 2022

As a shareholder of the Deer Park Total Return Credit Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The “Actual” Expenses in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical Expenses” in the table below provides information about hypothetical account values and hypothetical expenses based on the Deer Park Total Return Credit Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/2021	3/31/2022	10/1/21 – 3/31/22	10/1/21 – 3/31/22
Class A	$1,000.00	$983.50	$10.85	2.19%
Class C	1,000.00	980.60	14.53	2.94%
Class I	1,000.00	984.70	9.62	1.94%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2021	3/31/2022	10/1/21 – 3/31/22	10/1/21 – 3/31/22
Class A	$1,000.00	$1,013.99	$11.02	2.19%
Class C	1,000.00	1,010.26	14.75	2.94%
Class I	1,000.00	1,015.24	9.77	1.94%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888 -868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

DEERPARK-SA22

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/ President

Date 6/8/22

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/8/22